Registration Nos. 33-49098
811-06719
As filed with the Securities and Exchange Commission
On July 12, 2011

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Post-Effective Amendment No. 75	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 76	☑
STERLING CAPITAL FUNDS
(Exact Name of Registrant as Specified in Charter)
434 Fayetteville Street Mall, Fifth Floor, Raleigh, NC 27601
(Address of principal executive offices)
Registrant’s telephone number, including Area Code:
(800) 228-1872

E.G. Purcell, III, President
Sterling Capital Funds
434 Fayetteville Street Mall, Fifth Floor
Raleigh, NC 27601
(Name and address of agent for service)
Copies of communications to:
Alan G. Priest, Esquire
Ropes & Gray LLP
One Metro Center, 700 12th Street, N.W., Suite 900
Washington, D.C. 20005
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☑ on July 12, 2011 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(i)
☐ on ______ pursuant to paragraph (a)(i)
☐ 75 days after filing pursuant to paragraph (a)(ii)
☐ on ☐ pursuant to paragraph (a)(ii)
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for post-effective amendment No. __ filed on [date].

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 75 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on the 12th day of July, 2011.
STERLING CAPITAL FUNDS

/s/ E. G. Purcell, III *E. G. Purcell, III President
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 75 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ E.G. Purcell, III *E. G. Purcell, III	President	July 12, 2011

/s/ James L. Roberts *James L. Roberts	Trustee	July 12, 2011

/s/ Thomas W. Lambeth *Thomas W. Lambeth	Trustee	July 12, 2011

/s/ James T. Gillespie *James T. Gillespie	Treasurer	July 12, 2011

/s/ Douglas R. Van Scoy *Douglas R. Van Scoy	Trustee	July 12, 2011

/s/ Drew T. Kagan *Drew T. Kagan	Trustee	July 12, 2011

/s/ Laura C. Bingham *Laura C. Bingham	Trustee	July 12, 2011

/s/ Alexander W. McAlister *Alexander W. McAlister	Trustee	July 12, 2011

By:	/s/ Alan G. Priest Alan G. Priest

*	By Alan G. Priest, Attorney-in-Fact, pursuant to powers of attorney filed herewith.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase